UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: September 30
Date of reporting period: March 31, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT MARCH 31, 2007	Legg Mason Partners Small Cap Value Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Legg Mason Partners
Small Cap Value Fund

   Semi-Annual Report • March 31, 2007
What’s
Inside

Fund Objective

The Fund seeks long-term capital growth. Under normal conditions, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in common stock and other equity securities of small-cap U.S. companies or in other investments with similar characteristics.

Letter from the Chairman	I

Fund at a Glance	1

Fund Expenses	2

Schedule of Investments	4

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	17

Additional Shareholder Information	26

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy expanded at a moderate pace during the six-month reporting period. After expanding 2.0% in the third quarter of 2006, gross domestic product (“GDP”)[i] increased 2.5% in the fourth quarter. The advance estimate for first quarter 2007 GDP growth was 1.3%. While consumer spending has remained fairly solid, the cooling housing market continued to negatively impact the economy.

After increasing the federal funds rateii to 5.25% in June 2006 — its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii has held rates steady at its last six meetings. In its statement accompanying the March 2007 meeting, the Fed stated, “Recent indicators have been mixed and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to continue to expand at a moderate pace over coming quarters.” “. . . The Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”
Despite increased volatility, the stock market posted solid results during the six-month reporting period. After treading water during the first half of 2006, stocks rallied through the end of the year. 2007 began on a positive note, as the S&P 500 Indexiv hit a six-year high in January. Stock prices rose on the back of optimism for continued solid corporate profits and hopes for a soft economic landing. The stock market’s ascent continued during much of February 2007, before a sharp decline at the end of the month. This was, in part, triggered by an 8.8% fall in China’s stock market on February 28th, its worst one day performance in 10 years. The repercussions of this decline were widespread, as stock markets around the world also declined. In March 2007, the U.S. market rose modestly, although it continued to fluctuate as investors reacted to incoming economic data. All told, the S&P 500 Index returned 7.38% during the six months ended March 31, 2007.
Legg Mason Partners Small Cap Value Fund      I

Looking at the U.S. equity market more closely, mid-cap stocks outperformed their small- and large-cap counterparts, with the Russell Midcap[v], Russell 2000vi, and Russell 1000vii Indexes returning 12.38%, 11.02%, and 8.25%, respectively. From an investment style perspective, value stocks outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 9.46% and 7.53%, respectively.

Performance Review

For the six months ended March 31, 2007, Class A shares of Legg Mason Partners Small Cap Value Fund, excluding sales charges, returned 9.36%. These shares underperformed the Fund’s unmanaged benchmark, the Russell 2000 Value Index[x], which returned 10.62% for the same period. The Lipper Small Cap Value Funds Category Average[1] increased 11.33% over the same time frame.

Performance Snapshot as of March 31, 2007 (excluding sales charges) (unaudited)

6 Months

Small Cap Value Fund — Class A Shares	9.36%

Russell 2000 Value Index	10.62%

Lipper Small Cap Value Funds Category Average	11.33%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/ InvestorServices.

Excluding sales charges, Class B shares returned 8.93%, Class C shares returned 8.86% and Class I shares returned 9.57% over the six months ended March 31, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Total Annual Operating Expenses

As of the Fund’s most current prospectus dated April 16, 2007, the gross total annual operating expenses for Class A, Class B, Class C and Class I shares were 1.15%, 1.89%, 2.01%, and 0.79%, respectively. These operating expenses include fees and expenses of other investment companies in which the Fund invested.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended March 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 283 funds in the Fund’s Lipper category, and excluding sales charges.
II     Legg Mason Partners Small Cap Value Fund

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/ Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective as of the close of business, April 13, 2007:

•	Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.
•	New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into two Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.
•	Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.
Legg Mason Partners Small Cap Value Fund      III

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.
Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
April 30, 2007
IV     Legg Mason Partners Small Cap Value Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
RISKS: Keep in mind, stocks of small-cap companies may involve a higher degree of risk and volatility than stocks of large-cap companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.
All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is the market value of goods and services produced by labor and property in a given country.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii	The Federal Reserve Board is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vi	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

[x]	The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Legg Mason Partners Small Cap Value Fund      V

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Fund at a Glance (unaudited)

Investment Breakdown
Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report      1

Fund Expenses (unaudited)
Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
   This example is based on an investment of $1,000 invested on October 1, 2006 and held for the six months ended March 31, 2007.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

	Actual Total	Beginning	Ending	Annualized	Expenses
	Return Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio(3)	the Period(4)

Class A	9.36%	$1,000.00	$1,093.60	1.15%	$6.00

Class B	8.93	1,000.00	1,089.30	1.88	9.79

Class C	8.86	1,000.00	1,088.60	1.99	10.36

Class I(5)	9.57	1,000.00	1,095.70	0.78	4.08

(1)	For the six months ended March 31, 2007.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(5)	As of November 20, 2006, Class Y shares were renamed Class I shares.
2     Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio(2)	the Period(3)

Class A	5.00%	$1,000.00	$1,019.20	1.15%	$5.79

Class B	5.00	1,000.00	1,015.56	1.88	9.45

Class C	5.00	1,000.00	1,015.01	1.99	10.00

Class I(4)	5.00	1,000.00	1,021.04	0.78	3.93

(1)	For the six months ended March 31, 2007.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year then divided by 365.

(4)	As of November 20, 2006, Class Y shares were renamed Class I shares.
Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report      3

Schedule of Investments (March 31, 2007) (unaudited)
LEGG MASON PARTNERS SMALL CAP VALUE FUND

Shares	Security	Value

COMMON STOCKS — 98.5%
CONSUMER DISCRETIONARY — 18.2%
Auto Components — 3.2%
609,200	Cooper Tire & Rubber Co.	$11,142,268
194,047	Sauer-Danfoss Inc.	5,840,815
240,710	Superior Industries International Inc.	5,013,989

	Total Auto Components	21,997,072

Diversified Consumer Services — 0.9%
139,598	Steiner Leisure Ltd.*	6,279,118

Hotels, Restaurants & Leisure — 1.7%
436,630	O’Charleys Inc.*	8,422,593
196,700	Trump Entertainment Resorts Inc.*	3,554,369

	Total Hotels, Restaurants & Leisure	11,976,962

Household Durables — 3.7%
531,513	Furniture Brands International Inc.	8,387,275
111,653	Snap-on Inc.	5,370,509
326,600	Tupperware Brands Corp.	8,142,138
162,270	WCI Communities Inc.*	3,462,842

	Total Household Durables	25,362,764

Leisure Equipment & Products — 2.0%
490,400	Callaway Golf Co.	7,728,704
493,721	K2 Inc.*	5,969,087

	Total Leisure Equipment & Products	13,697,791

Multiline Retail — 0.9%
185,584	Dillard’s Inc., Class A Shares	6,074,164

Specialty Retail — 4.7%
177,946	Buckle Inc.	6,352,672
297,514	Cato Corp., Class A Shares	6,958,853
186,346	DEB Shops Inc.	5,046,250
191,400	Lithia Motors Inc., Class A Shares	5,246,274
512,620	West Marine Inc.*	9,334,810

	Total Specialty Retail	32,938,859

Textiles, Apparel & Luxury Goods — 1.1%
292,677	Timberland Co., Class A Shares*	7,618,382

	TOTAL CONSUMER DISCRETIONARY	125,945,112
See Notes to Financial Statements.
4     Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report

Schedule of Investments (March 31, 2007) (unaudited) (continued)

Shares	Security	Value

CONSUMER STAPLES — 5.0%
Food & Staples Retailing — 1.2%
218,000	Casey’s General Stores Inc.	$5,452,180
58,050	Weis Markets Inc.	2,594,835

	Total Food & Staples Retailing	8,047,015

Food Products — 3.2%
928,995	Del Monte Foods Co.	10,664,863
233,300	Pilgrim’s Pride Corp.	7,743,227
135,000	Smithfield Foods Inc.*	4,043,250

	Total Food Products	22,451,340

Household Products — 0.6%
257,600	Central Garden & Pet Co., Class A shares *	3,786,720

	TOTAL CONSUMER STAPLES	34,285,075

ENERGY — 5.3%
Energy Equipment & Services — 2.6%
489,600	Input/ Output Inc.*	6,746,688
117,095	National-Oilwell Varco Inc.*	9,108,820
81,773	Superior Well Services Inc.*	1,868,513

	Total Energy Equipment & Services	17,724,021

Oil, Gas & Consumable Fuels — 2.7%
307,226	Denbury Resources Inc.*	9,152,263
173,758	XTO Energy Inc.	9,523,676

	Total Oil, Gas & Consumable Fuels	18,675,939

	TOTAL ENERGY	36,399,960

FINANCIALS — 21.2%
Capital Markets — 0.7%
86,600	Investors Financial Services Corp.	5,035,790

Commercial Banks — 9.0%
163,300	Capital Corp. of the West	4,335,615
294,375	Cascade Financial Corp.	5,125,069
260,678	Central Pacific Financial Corp.	9,532,994
56,600	City National Corp.	4,165,760
115,128	Cullen/ Frost Bankers Inc.	6,024,648
592,231	First Security Group Inc.	6,739,589
82,209	IBERIABANK Corp.	4,575,753
269,027	Midwest Banc Holdings Inc.	4,764,468
69,730	PAB Bankshares Inc.	1,238,405
44,900	Tompkins Trustco Inc.	1,879,514
402,200	UCBH Holdings Inc.	7,488,964
241,695	Umpqua Holdings Corp.	6,470,175

	Total Commercial Banks	62,340,954

See Notes to Financial Statements.
Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report      5

Schedule of Investments (March 31, 2007) (unaudited) (continued)

Shares	Security	Value

Diversified Financial Services — 1.8%
171,696	Financial Federal Corp.	$4,519,039
186,384	Portfolio Recovery Associates Inc.*	8,322,045

	Total Diversified Financial Services	12,841,084

Insurance — 2.6%
203,190	Allied World Assurance Holdings Ltd.	8,686,373
293,661	CNA Surety Corp.*	6,196,247
77,005	Midland Co.	3,266,552

	Total Insurance	18,149,172

Real Estate Investment Trusts (REITs) — 5.0%
119,743	American Land Lease Inc.	2,993,575
233,700	BioMed Realty Trust Inc.	6,146,310
200,867	Cousins Properties Inc.	6,600,490
83,996	Duke Realty Corp.	3,651,306
163,824	LaSalle Hotel Properties	7,594,881
74,642	Liberty Property Trust	3,636,558
68,200	Mid-America Apartment Communities Inc.	3,836,932

	Total Real Estate Investment Trusts (REITs)	34,460,052

Thrifts & Mortgage Finance — 2.1%
99,711	City Bank	3,201,720
205,980	PMI Group Inc.	9,314,416
46,186	Triad Guaranty Inc.*	1,912,562

	Total Thrifts & Mortgage Finance	14,428,698

	TOTAL FINANCIALS	147,255,750

HEALTH CARE — 5.9%
Biotechnology — 1.1%
96,692	iShares Nasdaq Biotechnology Index Fund*	7,327,320

Health Care Equipment & Supplies — 0.6%
301,263	National Dentex Corp.*	4,241,783

Health Care Providers & Services — 2.6%
71,967	Apria Healthcare Group Inc.*	2,320,936
312,921	Cross Country Healthcare Inc.*	5,704,550
145,270	LifePoint Hospitals Inc.*	5,552,219
292,920	RehabCare Group Inc.*	4,648,640

	Total Health Care Providers & Services	18,226,345

Health Care Technology — 0.6%
257,914	Dendrite International Inc.*	4,038,933

Life Sciences Tools & Services — 0.5%
224,900	Enzo Biochem Inc.*	3,391,492

See Notes to Financial Statements.
6     Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report

Schedule of Investments (March 31, 2007) (unaudited) (continued)

Shares	Security	Value

Pharmaceuticals — 0.5%
470,219	Bentley Pharmaceuticals Inc.*	$3,851,094

	TOTAL HEALTH CARE	41,076,967

INDUSTRIALS — 21.0%
Aerospace & Defense — 2.6%
129,546	DRS Technologies Inc.	6,758,415
237,448	HEICO Corp., Class A Shares	7,443,995
191,194	Orbital Sciences Corp.*	3,582,975

	Total Aerospace & Defense	17,785,385

Airlines — 1.4%
621,400	AirTran Holdings Inc.*	6,381,778
112,200	SkyWest Inc.	3,010,326

	Total Airlines	9,392,104

Building Products — 2.1%
318,490	Goodman Global Inc.*	5,611,794
341,076	Patrick Industries Inc.*	4,089,501
166,800	Simpson Manufacturing Co. Inc.	5,144,112

	Total Building Products	14,845,407

Commercial Services & Supplies — 3.5%
124,095	John H. Harland Co.	6,357,387
279,096	Labor Ready Inc.*	5,300,033
114,491	United Stationers Inc.*	6,860,301
121,445	Watson Wyatt Worldwide Inc., Class A Shares	5,908,299

	Total Commercial Services & Supplies	24,426,020

Construction & Engineering — 1.6%
86,946	EMCOR Group Inc.*	5,128,075
165,680	Perini Corp.*	6,106,965

	Total Construction & Engineering	11,235,040

Electrical Equipment — 1.0%
76,000	Hubbell Inc., Class B Shares	3,666,240
76,400	Regal-Beloit Corp.	3,543,432

	Total Electrical Equipment	7,209,672

See Notes to Financial Statements.
Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report      7

Schedule of Investments (March 31, 2007) (unaudited) (continued)

Shares	Security	Value

Machinery — 7.6%
211,566	Albany International Corp., Class A Shares	$7,603,682
131,630	Crane Co.	5,320,484
136,954	IDEX Corp.	6,968,219
164,989	Kaydon Corp.	7,021,932
109,888	Kennametal Inc.	7,429,528
260,975	Mueller Industries Inc.	7,855,347
88,700	RBC Bearings Inc.*	2,965,241
217,138	Wabtec Corp.	7,489,090

	Total Machinery	52,653,523

Marine — 1.2%
230,410	Kirby Corp.*	8,059,742

	TOTAL INDUSTRIALS	145,606,893

INFORMATION TECHNOLOGY — 16.8%
Communications Equipment — 3.5%
62,881	Bel Fuse Inc., Class B Shares	2,434,124
147,432	Black Box Corp.	5,387,165
163,320	Digi International Inc.*	2,074,164
76,900	Dycom Industries Inc.*	2,004,014
614,600	Foundry Networks Inc.*	8,340,122
169,900	Plantronics Inc.	4,013,038

	Total Communications Equipment	24,252,627

Computers & Peripherals — 0.4%
99,647	Rimage Corp.*	2,581,854

Electronic Equipment & Instruments — 1.1%
260,499	Tektronix Inc.	7,335,652

IT Services — 1.8%
316,361	MedQuist Inc.*	3,144,628
509,937	Perot Systems Corp., Class A Shares*	9,112,574

	Total IT Services	12,257,202

Semiconductors & Semiconductor Equipment — 7.0%
123,632	Cabot Microelectronics Corp.*	4,142,908
619,000	Entegris Inc.*	6,623,300
495,840	Exar Corp.*	6,564,922
496,800	Fairchild Semiconductor International Inc.*	8,306,496
947,100	Kulicke & Soffa Industries Inc.*	8,760,675
293,900	OmniVision Technologies Inc.*	3,808,944
452,900	Verigy Ltd.*	10,629,563

	Total Semiconductors & Semiconductor Equipment	48,836,808

See Notes to Financial Statements.
8     Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report

Schedule of Investments (March 31, 2007) (unaudited) (continued)

Shares	Security	Value

Software — 3.0%
273,102	EPIQ Systems Inc.*	$5,565,819
1,133,800	Lawson Software Inc.*	9,172,442
217,482	McAfee Inc.*	6,324,376

	Total Software	21,062,637

	TOTAL INFORMATION TECHNOLOGY	116,326,780

MATERIALS — 3.6%
Construction Materials — 0.8%
77,700	Florida Rock Industries Inc.	5,228,433

Containers & Packaging — 1.2%
129,281	AptarGroup Inc.	8,652,777

Metals & Mining — 1.6%
399,992	Gibraltar Industries Inc.	9,047,819
91,100	Meridian Gold Inc.*	2,325,783

	Total Metals & Mining	11,373,602

	TOTAL MATERIALS	25,254,812

UTILITIES — 1.5%
Electric Utilities — 0.3%
46,397	MGE Energy Inc.	1,645,238

Gas Utilities — 1.2%
79,736	New Jersey Resources Corp.	3,990,787
99,184	Northwest Natural Gas Co.	4,529,733

	Total Gas Utilities	8,520,520

	TOTAL UTILITIES	10,165,758

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $505,218,245)	682,317,107

Face
Amount

SHORT-TERM INVESTMENT — 1.7%
Repurchase Agreement — 1.7%
$11,901,000	Interest in $550,871,000 joint tri-party repurchase agreement dated 3/30/07 with Greenwich Capital Markets Inc., 5.330% due 4/2/07; Proceeds at maturity — $11,906,286; (Fully collateralized by various U.S. government agency obligations, 3.851% to 7.205% due 11/1/28 to 4/1/37; Market value — $12,139,096) (Cost — $11,901,000)	11,901,000

	TOTAL INVESTMENTS — 100.2% (Cost — $517,119,245#)	694,218,107
	Liabilities in Excess of Other Assets — (0.2)%	(1,143,159)

	TOTAL NET ASSETS — 100.0%	$693,074,948

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Financial Statements.
Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report      9

Statement of Assets and Liabilities (March 31, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $517,119,245)	$694,218,107
Cash	549
Receivable for Fund shares sold	1,322,516
Dividends and interest receivable	662,941
Prepaid expenses	42,597

Total Assets	696,246,710

LIABILITIES:
Payable for Fund shares repurchased	1,463,998
Payable for securities purchased	700,599
Investment management fee payable	439,009
Distribution fees payable	294,471
Transfer agent fees payable	191,136
Directors’ fees payable	12,436
Accrued expenses	70,113

Total Liabilities	3,171,762

Total Net Assets	$693,074,948

NET ASSETS:
Par value (Note 6)	$29,324
Paid-in capital in excess of par value	475,354,667
Accumulated net investment loss	(205,858)
Accumulated net realized gain on investments	40,797,953
Net unrealized appreciation on investments	177,098,862

Total Net Assets	$693,074,948

Shares Outstanding:
Class A	12,863,620

Class B	4,040,734

Class C	7,735,842

Class I(1)	4,683,636

Net Asset Value:
Class A (and redemption price)	$24.00

Class B(2)	$23.02

Class C(2)	$22.94

Class I(1) (and redemption price)	$24.31

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.75%)(3)	$25.46

(1)	As of November 20, 2006, Class Y shares were renamed Class I shares.

(2)	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

(3)	Class A shares maximum initial sales charge increased from 5.00% to 5.75% on November 20, 2006.
See Notes to Financial Statements.
10     Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report

Statement of Operations (For the six months ended March 31, 2007) (unaudited)

INVESTMENT INCOME:
Dividends	$3,828,697
Interest	669,014

Total Investment Income	4,497,711

EXPENSES:
Investment management fee (Note 2)	2,588,121
Distribution fees (Notes 2 and 4)	1,823,633
Transfer agent fees (Note 4)	339,624
Shareholder reports (Note 4)	65,661
Restructuring fees (Note 10)	63,521
Legal fees	41,368
Registration fees	30,462
Directors’ fees (Note 10)	19,534
Audit and tax	13,874
Insurance	9,382
Custody fees	3,298
Miscellaneous expenses	4,578

Total Expenses	5,003,056
Less: Fee waivers and/or expense reimbursements (Notes 2 and 10)	(5,353)

Net Expenses	4,997,703

Net Investment Loss	(499,992)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain From Investment Transactions	57,702,768
Change in Net Unrealized Appreciation/ Depreciation From Investments	2,961,474

Net Gain on Investments	60,664,242

Increase in Net Assets From Operations	$60,164,250

See Notes to Financial Statements.
Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report      11

Statements of Changes in Net Assets

For the six months ended March 31, 2007 (unaudited)
and the year ended September 30, 2006

	2007	2006

OPERATIONS:
Net investment income (loss)	$(499,992)	$288,800
Net realized gain	57,702,768	57,256,377
Change in net unrealized appreciation/depreciation	2,961,474	(21,375,634)

Increase in Net Assets From Operations	60,164,250	36,169,543

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net realized gains	(54,677,104)	(47,863,183)

Decrease in Net Assets From Distributions to Shareholders	(54,677,104)	(47,863,183)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	84,390,561	134,622,161
Reinvestment of distributions	51,834,341	41,296,121
Cost of shares repurchased	(119,368,425)	(278,400,642)

Increase (Decrease) in Net Assets From Fund Share Transactions	16,856,477	(102,482,360)

Increase (Decrease) in Net Assets	22,343,623	(114,176,000)
NET ASSETS:
Beginning of period	670,731,325	784,907,325

End of period*	$693,074,948	$670,731,325

* Includes accumulated net investment loss and undistributed net investment income, respectively, of:	$(205,858)	$294,134

See Notes to Financial Statements.
12     Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report

Financial Highlights
For a share of each class of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

Class A Shares(1)	2007(2)		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$23.77		$24.02	$21.19	$18.24	$14.45	$14.19

Income From Operations:
Net investment income	0.01		0.07	0.13	0.00 (3)	0.06	0.09
Net realized and unrealized gain	2.18		1.24	3.50	4.01	3.94	0.64

Total Income From Operations	2.19		1.31	3.63	4.01	4.00	0.73

Less Distributions From:
Net investment income	—		—	(0.12)	—	—	(0.14)
Net realized gains	(1.96)		(1.56)	(0.68)	(1.06)	(0.21)	(0.33)

Total Distributions	(1.96)		(1.56)	(0.80)	(1.06)	(0.21)	(0.47)

Net Asset Value, End of Period	$24.00		$23.77	$24.02	$21.19	$18.24	$14.45

Total Return(4)	9.36%		5.62%	17.37%	22.35%	27.98%	4.88%

Net Assets, End of Period (000s)	$308,722		$262,334	$291,923	$205,357	$101,798	$72,196

Ratios to Average Net Assets:
Gross expenses	1.17	%(5)(6)	1.13%	1.18%	1.16%	1.19%	1.18%
Net expenses	1.17	(5)(6)(7)	1.12 (7)	1.18	1.14 (7)	1.19	1.18
Net investment income	0.12	(5)	0.30	0.58	0.02	0.36	0.58

Portfolio Turnover Rate	27%		27%	18%	31%	68%	49%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended March 31, 2007 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.15% (Note 10).

(7)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report      13

Financial Highlights (continued)
For a share of each class of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

Class B Shares(1)	2007(2)		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$22.96		$23.41	$20.71	$17.99	$14.35	$14.10

Income (Loss) From Operations:
Net investment loss	(0.06)		(0.10)	(0.03)	(0.15)	(0.06)	(0.03)
Net realized and unrealized gain	2.08		1.21	3.41	3.93	3.91	0.63

Total Income From Operations	2.02		1.11	3.38	3.78	3.85	0.60

Less Distributions From:
Net investment income	—		—	—	—	—	(0.02)
Net realized gains	(1.96)		(1.56)	(0.68)	(1.06)	(0.21)	(0.33)

Total Distributions	(1.96)		(1.56)	(0.68)	(1.06)	(0.21)	(0.35)

Net Asset Value, End of Period	$23.02		$22.96	$23.41	$20.71	$17.99	$14.35

Total Return(3)	8.93%		4.88%	16.49%	21.35%	27.12%	4.03%

Net Assets, End of Period (000s)	$93,017		$126,577	$151,555	$142,896	$131,657	$112,946

Ratios to Average Net Assets:
Gross expenses	1.91	%(4)(5)	1.87%	1.93%	1.93%	1.95%	1.94%
Net expenses	1.91	(4)(5)(6)	1.85 (6)	1.93	1.91 (6)	1.95	1.94
Net investment loss	(0.55	)(4)	(0.43)	(0.13)	(0.77)	(0.41)	(0.19)

Portfolio Turnover Rate	27%		27%	18%	31%	68%	49%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended March 31, 2007 (unaudited).

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.88% (Note 10).

(6)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
14     Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report

Financial Highlights (continued)
For a share of each class of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

Class C Shares(1)	2007(2)		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$22.90		$23.38	$20.70	$17.98	$14.35	$14.10

Income (Loss) From Operations:
Net investment loss	(0.08)		(0.13)	(0.05)	(0.16)	(0.06)	(0.03)
Net realized and unrealized gain	2.08		1.21	3.41	3.94	3.90	0.63

Total Income From Operations	2.00		1.08	3.36	3.78	3.84	0.60

Less Distributions From:
Net investment income	—		—	—	—	—	(0.02)
Net realized gains	(1.96)		(1.56)	(0.68)	(1.06)	(0.21)	(0.33)

Total Distributions	(1.96)		(1.56)	(0.68)	(1.06)	(0.21)	(0.35)

Net Asset Value, End of Period	$22.94		$22.90	$23.38	$20.70	$17.98	$14.35

Total Return(3)	8.86%		4.75%	16.40%	21.36%	27.05%	4.04%

Net Assets, End of Period (000s)	$177,498		$176,117	$179,762	$142,272	$111,838	$91,275

Ratios to Average Net Assets:
Gross expenses	2.01	%(4)(5)	1.99%	2.01%	1.96%	1.96%	1.94%
Net expenses	2.01	(4)(5)(6)	1.97 (6)	2.01	1.94 (6)	1.96	1.94
Net investment loss	(0.70	)(4)	(0.55)	(0.23)	(0.80)	(0.41)	(0.19)

Portfolio Turnover Rate	27%		27%	18%	31%	68%	49%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended March 31, 2007 (unaudited).

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.99% (Note 10).

(6)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report      15

Financial Highlights (continued)
For a share of each class of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

Class I Shares(1)(2)	2007(3)		2006	2005	2004	2003(4)

Net Asset Value, Beginning of Period	$24.01		$24.16	$21.29	$18.27	$14.57

Income From Operations:
Net investment income	0.06		0.16	0.19	0.07	0.06
Net realized and unrealized gain	2.20		1.25	3.55	4.01	3.64

Total Income From Operations	2.26		1.41	3.74	4.08	3.70

Less Distributions From:
Net investment income	—		—	(0.19)	—	—
Net realized gains	(1.96)		(1.56)	(0.68)	(1.06)	—

Total Distributions	(1.96)		(1.56)	(0.87)	(1.06)	—

Net Asset Value, End of Period	$24.31		$24.01	$24.16	$21.29	$18.27

Total Return(5)	9.57%		6.02%	17.81%	22.71%	25.39%

Net Assets, End of Period (000s)	$113,838		$105,703	$161,667	$60,684	$23,757

Ratios to Average Net Assets:
Gross expenses	0.80	%(6)(7)	0.77%	0.81%	0.86%	0.80	%(6)
Net expenses	0.80	(6)(7)(8)	0.77 (8)	0.81	0.84 (8)	0.80	(6)
Net investment income	0.50	(6)	0.64	0.84	0.32	0.75	(6)

Portfolio Turnover Rate	27%		27%	18%	31%	68%

(1)	Per share amounts have been calculated using the average shares method.

(2)	As of November 20, 2006, Class Y shares were renamed Class I shares.

(3)	For the six months ended March 31, 2007 (unaudited).

(4)	For the period April 14, 2003 (inception date) to September 30, 2003.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.78% (Note 10).

(8)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
16     Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies
Legg Mason Partners Small Cap Value Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Investment Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
   Effective as of close of business, April 13, 2007, the Fund is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.
   The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
   (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
   (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
   (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
   (d) REIT Distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment
Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report      17

Notes to Financial Statements (unaudited) (continued)
income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the true tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.
   (e) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
   (f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.
   (g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.
   (h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason.
   Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets.
   LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to ClearBridge the day-to-day portfolio management of the Fund, except for the management of cash and short-term investments, which is performed by LMPFA. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Fund.
   During the six months ended March 31, 2007, the Fund was reimbursed for expenses amounting to $5,353.
   Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. (“PFS”) and Legg Mason Investor Services, LLC (“LMIS”) serve as distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.
18     Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   There is a maximum initial sales charge of 5.75% for Class A shares. Effective November 20, 2006, the maximum initial sales charge on Class A shares of the Fund increased from 5.00% to 5.75% for shares purchased on or after that date. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
   For the six months ended March 31, 2007, LMIS and its affiliates received sales charges of approximately $7,000 on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class B	Class C

CDSCs	$1,000	$63,000	$2,000

   Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended March 31, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$176,779,560

Sales	188,303,269

   At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$190,420,017
Gross unrealized depreciation	(13,321,155)

Net unrealized appreciation	$177,098,862

4.	Class Specific Expenses
The Fund has adopted a Rule 12b-1 distribution plan under which the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average
Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report      19

Notes to Financial Statements (unaudited) (continued)
daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.
   For the six months ended March 31, 2007, class specific expenses were as follows:

	Distribution	Transfer	Shareholder
	Fees	Agent Fees	Reports Expenses

Class A	$359,759	$148,263	$15,900
Class B	565,107	37,272	21,402
Class C	898,767	154,047	28,341
Class I*	—	42	18

Total	$1,823,633	$339,624	$65,661

*	As of November 20, 2006, Class Y shares were renamed Class I shares.

5.	Distributions to Shareholders by Class

	Six Months Ended	Year Ended
	March 31, 2007	September 30, 2006

Net Realized Gains
Class A	$21,402,450	$15,640,283
Class B	10,252,056	9,719,642
Class C	14,679,988	11,919,549
Class I*	8,342,610	10,583,709

Total	$54,677,104	$47,863,183

*	As of November 20, 2006, Class Y shares were renamed Class I shares.

6.	Capital Shares
At March 31, 2007, the Company had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
20     Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	March 31, 2007		September 30, 2006

	Shares	Amount	Shares	Amount

Class A
Shares sold	2,413,341	$57,568,292	2,597,191	$62,173,293
Shares issued on reinvestment	862,131	20,389,395	640,163	14,845,377
Shares repurchased	(1,446,005)	(34,822,621)	(4,356,524)	(102,319,535)

Net Increase (Decrease)	1,829,467	$43,135,066	(1,119,170)	$(25,300,865)

Class B
Shares sold	81,788	$1,913,924	184,406	$4,277,526
Shares issued on reinvestment	420,844	9,565,783	403,068	9,081,122
Shares repurchased	(1,974,761)	(45,203,453)	(1,548,556)	(35,850,632)

Net Decrease	(1,472,129)	$(33,723,746)	(961,082)	$(22,491,984)

Class C
Shares sold	569,916	$13,186,344	1,350,120	$31,214,102
Shares issued on reinvestment	616,735	13,975,230	510,141	11,473,076
Shares repurchased	(1,140,964)	(26,402,664)	(1,858,340)	(43,019,853)

Net Increase (Decrease)	45,687	$758,910	1,921	$(332,675)

Class I*
Shares sold	482,957	$11,722,001	1,540,639	$36,957,240
Shares issued on reinvestment	330,432	7,903,933	252,421	5,896,546
Shares repurchased	(531,624)	(12,939,687)	(4,081,735)	(97,210,622)

Net Increase (Decrease)	281,765	$6,686,247	(2,288,675)	$(54,356,836)

*	As of November 20, 2006, Class Y shares were renamed Class I shares.

7.	Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the Fund’s prior investment manager, and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).
   The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts
Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report      21

Notes to Financial Statements (unaudited) (continued)
of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.
   The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.
   The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order.
   On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
   Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Fund.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8.	Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 7. The complaints seek injunctive relief and compensatory and punitive
22     Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
   On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.
   As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.
   * * *
   Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
   On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.
   On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds
Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report      23

Notes to Financial Statements (unaudited) (continued)
identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.
   Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

9.	Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
   Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

10.	Special Shareholder Meeting and Reorganization
Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason pays for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to the expense limitation agreements, if applicable. See also “Additional Shareholder Information” at the end of this report.

11.	Recent Accounting Pronouncements
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement
24     Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be October 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.
   * * *
   On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.
Legg Mason Partners Small Cap Value Fund 2007 Semi-Annual Report      25

Additional Shareholder Information (unaudited)
Results of a Special Meeting of Shareholders
On December 11, 2006, a Special Meeting of Shareholders was held to vote on various proposals recently approved by the Fund’s Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals: (1) Election of Trustees and (2) Revise, Remove and Convert Fundamental Investment Policies.
1. Election of Trustees†

		Authority
Nominees	Votes For	Withheld	Abstentions

Paul R. Ades	121,866,497.391	3,054,107.186	0.000
Andrew L. Breech	121,900,821.025	3,019,783.552	0.000
Dwight B. Crane	121,850,512.564	3,070,092.013	0.000
Robert M. Frayn, Jr.	121,778,191.988	3,142,412.589	0.000
Frank G. Hubbard	121,848,495.495	3,072,109.082	0.000
Howard J. Johnson	121,865,914.325	3,054,690.252	0.000
David E. Maryatt	121,813,754.911	3,106,849.666	0.000
Jerome H. Miller	121,858,470.310	3,062,134.267	0.000
Ken Miller	121,889,516.870	3,031,087.707	0.000
John J. Murphy	121,864,667.771	3,055,936.806	0.000
Thomas F. Schlafly	121,848,850.151	3,071,754.426	0.000
Jerry A. Viscione	121,844,786.595	3,075,817.982	0.000
R. Jay Gerken, CFA	121,826,709.153	3,093,895.424	0.000

†	Trustees are elected by the shareholders of all of the series of the Trust of which the Fund is a series.
2. Revise, Remove and Convert Fundamental Investment Policies

		Votes		Broker
Items Voted On	Votes For	Against	Abstentions	Non-Votes

Revise:
Borrowing Money	15,535,836.269	251,567.209	250,573.177	646,636.000
Underwriting	15,547,038.542	239,967.642	250,970.471	646,636.000
Lending	15,518,002.791	261,484.774	258,489.090	646,636.000
Issuing Senior Securities	15,532,976.994	241,139.980	263,859.681	646,636.000
Real Estate	15,540,198.701	239,787.902	257,990.052	646,636.000
Commodities	15,525,602.687	252,218.041	260,695.927	646,636.000
Concentration	15,530,450.304	244,999.162	262,527.189	646,636.000
Remove:
Diversification	15,512,123.878	265,173.089	260,679.688	646,636.000
Convert:
Fundamental to Non-Fundamental	14,659,503.767	1,100,128.208	278,344,680	646,636.000

26     Legg Mason Partners Small Cap Value Fund

Legg Mason Partners
Small Cap Value Fund

TRUSTEES
Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

INVESTMENT MANAGER
Legg Mason Partners Fund Advisor, LLC

SUBADVISER
ClearBridge Advisors, LLC

DISTRIBUTORS
Citigroup Global Markets Inc. Legg Mason Investor Services, LLC PFS Investments Inc.

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT
PFPC Inc. 4400 Computer Drive
Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP 345 Park Avenue
New York, NY 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Equity Trust — Legg Mason Partners Small Cap Value Fund but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason
Investor Services, LLC
Member NASD, SIPC

FD01653 5/07 SR07-328

Legg Mason Partners
Small Cap Value Fund

The Fund is a separate series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS SMALL CAP VALUE FUND
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not Applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4.	Principal Accountant Fees and Services

Not Applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: June 8, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: June 8, 2007

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: June 8, 2007